Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable and Other Long-term Debt

The components of notes payable and other long-term debt follows:

	Maturity	Interest Rate as of March 31, 2023	March 31, 2023	June 30, 2022
Notes payable	April 30, 2023	3.49%	$25,723	$139,538
			25,723	139,538
Less current portion of notes payable and long-term debt			(25,723)	(139,538)
Notes payable and other long-term debt			$-	$-

The components of notes payable and other long-term debt follows:

	Maturity	Interest Rate as of June 30, 2022	June 30, 2022	June 30, 2021
Notes payable	April 30, 2023	3.49%	$139,538	$330,654
Finance lease obligation (Note 11)	—	—	-	113,863
Total			139,538	444,517
Less current portion of notes payable and long-term debt			(139,538)	(223,217)
Notes payable and other long-term debt			$-	$221,300

Schedule of Maturities of Long-term Debt	The maturities of long-term debt are as follows:
Fiscal 2023	$25,723
Total	$25,723
The maturities of long-term debt are as follows:
Fiscal 2023	$139,538
Total	$139,538

Schedule of Components of Long-term Debt

The components of the Company’s long-term debt, including the Senior Convertible Note follows:

	March 31, 2023	June 30, 2022
Current portion of long-term debt, including the senior convertible note	$15,935,723	$35,139,538
Total	$15,935,723	$35,139,538

The components of the Company’s long-term debt including the Senior Convertible Note on the consolidated balance sheets follows:

	June 30, 2022	June 30, 2021
Current portion of notes payable and long-term debt including the senior convertible note	$35,139,538	$223,217
Notes payable and long-term debt including the senior convertible note	-	6,523,804
Total	35,139,538	6,747,021